Investment Objectives and Goals	Feb. 27, 2026
Crossmark Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	CROSSMARK LARGE CAP GROWTH ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Long-term capital appreciation.
Crossmark Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	CROSSMARK LARGE CAP VALUE ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Long-term capital appreciation.